Share-based Payments - Schedule of Share-Based Payment Expense as Reflected in the Consolidated Statement of Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment [Line Items]
Share-based payment expense	$ 22,850	$ 4,415	$ 14,699
General and administrative
Share-based Payment [Line Items]
Share-based payment expense	21,993	3,185	8,862
Research and development
Share-based Payment [Line Items]
Share-based payment expense	$ 857	$ 1,230	$ 5,837